Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Trade and other receivables, current	¥ 42,680	¥ 37,644
Total trade and other receivables	42,680	37,644
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade and other receivables, current	42,884	38,097
Trade receivables, non-current	462	14
Allowance for doubtful account/Loss allowance [Member]
Disclosure of financial assets [line items]
Trade and other receivables, current	(204)	(453)
Trade receivables, non-current	¥ (462)	¥ (14)